Related party transactions	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Related party transactions

Note 7. Related party transactions

Account Servicing Agreement

Effective July 1, 2021, SHF, LLC (“SHF”) entered into an Account Servicing Agreement with PCCU. SHF provides services as per the agreement to CRB accounts at PCCU. In addition to providing the services, SHF assumes the costs associated with the CRB accounts. These costs include employees to manage account onboarding, monitoring and compliance, rent and office expense, insurance and other operating expenses necessary to service these accounts. Under the agreement, PCCU agrees to pay SHF all revenue generated from CRB accounts. Amounts due to SHF are due monthly in arrears and upon receipt of invoice. The agreement is for an initial term of 3 years from the effective date. It shall renew thereafter for 1-year terms until either SHF or PCCU provide sixty days prior written notice. The agreement was amended and restated in conjunction with the contemplated Business Combination with substantially similar terms.

Pursuant to this agreement, as amended and restated, the Company reported revenue of $2,340,716 and $5,777,446 for the three month and nine month periods ended September 30, 2022 and $1,633,667 and $4,938,413 for the three and nine month periods ended September 30, 2021.

Support Services Agreement

Effective July 1, 2021, SHF entered into a Support Services Agreement with PCCU. In connection with PCCU hosting the depository accounts and the related loans and providing certain infrastructure support, PCCU receives (and SHF pays) a monthly fee per depository account. In addition, 25% of any investment income associated with CRB deposits is paid to PCCU. The respective duties and obligations as per the agreement commenced on the effective date and continue unless terminated by either SHF or PCCU upon giving sixty days prior written notice. The agreement was amended and restated in conjunction with the contemplated Business Combination with substantially similar terms.

Pursuant to these agreements and as amended and restated, the Company reported expense of $204,535 and $420,085 for the three-month and nine-month periods ended September 30, 2022, and $93,285 and $261,496 for the three-month and nine-month periods ended September 30, 2021.

Significant terms of the Amended and Restated Accounting Servicing Agreement and Support Services Agreement are as follows:

●	Pursuant to the Account Servicing Agreement, SHF’s fees for such services will equal all cannabis-related income, including all lending-related income (such as loan origination fees, interest income on CRB-related loans, participation fees and servicing fees), investment income, interest income, account activity fees, processing fees, flat fees, and other revenue generated from cannabis and multi-state hemp accounts that are hosted on PCCU’s core system. The Account Servicing Agreement and Support Services Agreement are for an initial term of three years and will renew for additional one-year terms unless a party provides 120 days’ notice of non-renewal, provided that PCCU may not provide notice of non-renewal until 30 months following the signing date. The Account Servicing Agreement will also terminate within 60 days of SHF no longer qualifying as a “credit union service organization” (a “CUSO”) or within 60 days of the assumption by a third party of all CRB-related accounts. On May 23, 2022, SHF and PCCU entered into the Second Amended and Restated Account Servicing Agreement and Support Services Agreement, which agreement amended and restated the Amended and Restated Account Servicing and Support Services Agreements to remove the provision providing for the termination of the agreements within 60 days of SHF no longer qualifying as a “credit union service organization,” as SHF ceased to qualify as a CUSO following the closing of the Business Combination.

●	Pursuant to the Support Services Agreement, as amended, PCCU will continue to provide to SHF certain operational and administrative services relating to, among other things, human resources, employee benefits, IT and systems, accounting and marketing and capacity for CRB depository accounts for a monthly fee equal to $30.96 per account in 2022 and $25.32 per account in 2023 and 2024. In addition, investment income from CRB-related cash and investments (excluding loans) will be shared 25% to PCCU and 75% to SHF and SHF will reimburse PCCU for any of its out-of-pocket expenses relating to the services provided to SHF. The Amended and Restated Support Services Agreement also sets forth certain agreements of PCCU to limit bonus distributions to its members to $30,000,000 during any 12-month period following the effective date of the agreement. Finally, under the Support Services Agreement PCCU will continue to allow its ratio of CRB-related deposits to total assets to equal at least 65% unless otherwise dictated by regulatory, regulator or policy requirements. The below schedule demonstrates PCCU’s deposit capacity at September 30, 2022 and December 31, 2021.

	September 30, 2022	December 31, 2021
	(Unaudited)	(Audited)
PCCU total assets	$636,482,187	$575,170,939
Capacity at 65%	413,713,422	373,861,110
CRB related deposits	165,697,653	146,267,976
Incremental capacity	$248,015,769	$227,593,134

PCCU policy also requires they maintain an internal ratio of net worth to total assets of at least 10%. CRB related deposit capacity maybe limited if PCCU ratio declines below this threshold.

Loan Servicing Agreement

Effective February 11, 2022, SHF entered into an Amended and Restated Loan Servicing Agreement with PCCU. The agreement sets forth the application, underwriting and approval process for loans from PCCU to CRB customers and the loan servicing and monitoring responsibilities provided by both PCCU and SHF. PCCU will receive a monthly servicing fee at the annual rate of 0.25% of the then-outstanding principal balance of each loan funded by PCCU. For the loans that are subject to this agreement, SHF originates the loans and performs all compliance analysis, credit analysis of the potential borrower, due diligence and underwriting and all administration, including hiring and incurring the costs of all related personnel or third-party vendors necessary to perform these services. Under the Loan Servicing Agreement, SHF has agreed to indemnify PCCU from all claims related to default-related loan losses as defined in the Loan Servicing Agreement. The agreement is for an initial term of three years and will renew for additional one-year terms unless a party provides 120 days’ notice of non-renewal or there is a termination for cause, provided that PCCU may not provide notice of non-renewal until 30 months following the signing date. The agreement was amended and restated in conjunction with the contemplated Business Combination with substantially similar terms.

SHF’s loan program currently depends on PCCU as SHF’s largest funding source for new loans to CRBs. Under PCCU’s loan policy for loans to CRBs, PCCU’s Board of Directors has approved aggregate lending limits at the lessor of 1.3125 times PCCU’s net worth or 65% of total CRB deposits. Concentration limits for the deployment of loans are further categorized as i) real estate secured, ii) construction, iii) unsecured and iv) mixed collateral with each category limited to a percentage of PCCU’s net worth. In addition, loans to any one borrower or group of associated borrowers are limited by applicable National Credit Union Association regulations to the greater of $100,000 or 15% of PCCU’s net worth.

The below schedule demonstrates the ratio of CRB related loans funded by PCCU to the relative lending limits at September 30, 2022. No amounts were funded prior to January 1, 2022.

	September 30, 2022	December 31, 2021
	(Unaudited)	(Audited)
CRB related deposits	$165,697,653	$146,267,976
Capacity at 65%	107,703,474	95,074,184
PCCU net worth	97,656,494	61,925,336
Capacity at 1.3125	128,174,148	81,227,003
Limiting capacity	$128,174,148	$81,227,003
PCCU loans funded	17,728,042	-
Amounts available under lines of credit	996,958	225,000
Incremental capacity	$109,449,148	$81,002,003

Pursuant to this agreement, the Company reported expenses of $9,160 and $14,264 for the three-month and nine-month periods ended September 30, 2022 and $0 for the three-month and nine-month periods ended September 30, 2021.

Collectively the Account Servicing Agreement, Support Servicing Agreement and Loan Servicing Agreement are referred to as the “Parent Agreements.”

Operating leases

Effective July 1, 2021, SHF entered into a one-year gross lease with PCCU to lease space in its existing office at a monthly rent of $5,400. Effective July 1, 2022, the Company amended its existing lease to a month-to-month lease and therefore no asset or liability amounts are reported pursuant to ASC 842.

Northern Lights Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Related party transactions

Note 5 — Related Party Transactions

Founder Shares

On March 19, 2021, the Company issued an aggregate of 2,875,000 shares of Class B common stock (the “Founder Shares”) to the Sponsor for an aggregate purchase price of $25,000. On March 24, 2021, the Sponsor transferred 10,000 shares to the Company’s Chief Financial Officer and 10,000 shares to each of the Company’s three independent directors. The Founder Shares which the Sponsor and its permitted transferees will collectively own, on an as-converted basis, represent 20% of the Company’s issued and outstanding shares after the Initial Public Offering.

The Sponsor has agreed not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) six months after the completion of a Business Combination or (B) the date on which the Company completes a liquidation, merger, capital stock exchange or similar transaction that results in the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last reported sale price of the Company’s Class A Common Stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.

Promissory Note — Related Party

On February 26, 2021, the Sponsor committed to loan the Company an aggregate of up to $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). The Note was non-interest bearing and was payable on the earlier of July 31, 2021 or the completion of the Initial Public Offering. On July 7, 2021, the Company paid off the promissory note in full. At December 31, 2021, there is no outstanding balance under the Promissory Note. From inception to December 31, 2021, we borrowed and repaid $92,737 pursuant to the promissory note.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Company’s Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon consummation of a Business Combination into units at a price of $10.00 per unit. The Units will be identical to the Private Placement Units. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. To date and as of December 31, 2021, the Company has no working capital loans outstanding.

If the Company anticipates that it may not be able to consummate a Business Combination within 12 months, the Company may, by resolution of the Company’s board if requested by the Sponsor, extend the period of time to consummate a Business Combination up to two times, each by an additional three months (for a total of up to 18 months to complete a Business Combination), subject to the Sponsor depositing additional funds into the Trust Account as set out below. Pursuant to the terms of the Company’s amended and restated certificate of incorporation and the trust agreement entered into between the Company and Continental Stock Transfer & Trust Company, in order for the time available for the Company to consummate the initial Business Combination to be extended, the Sponsor or its affiliates or designees, upon five business days advance notice prior to the applicable deadline, must deposit into the Trust Account $1,150,000 since the underwriters’ over-allotment option is exercised in full ($0.10 per unit), on or prior to the date of the applicable deadline, for each of the available three month extensions, providing a total possible Business Combination period of 18 months at a total payment value of $2,300,000 since the underwriters’ over-allotment option is exercised in full ($0.10 per unit) (the “Extension Loans”). Any such payments would be made in the form of non-interest bearing loans. If the Company completes its initial Business Combination, the Company will, at the option of the Sponsor, repay the Extension Loans out of the proceeds of the Trust Account released to the Company or convert a portion or all of the total loan amount into units at a price of $10.00 per unit, which units will be identical to the Private Placement Units.

NORTHERN LIGHTS ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

Note 5 — Related Party Transactions (Continued)

If the Company does not complete a Business Combination, the Company will repay such loans only from funds held outside of the Trust Account. Furthermore, the letter agreement among the Company and the Company’s officers, directors, and the Sponsor contains a provision pursuant to which the Sponsor will agree to waive its right to be repaid for such loans to the extent there is insufficient funds held outside of the Trust Account in the event that the Company does not complete a Business Combination. The Sponsor and its affiliates or designees are not obligated to fund the Trust Account to extend the time for the Company to complete the initial Business Combination. The public stockholders will not be afforded an opportunity to vote on the extension of time to consummate an initial Business Combination from 12 months to 18 months described above or redeem their shares in connection with such extensions.

Administrative Support Agreement

Commencing on the date of the Initial Public Offering and until completion of the Company’s Business Combination or liquidation, the Company may reimburse Luminous Capital Inc., an affiliate of the Sponsor, up to an amount of $10,000 per month for office space, secretarial and administrative support. Through December 31, 2021, $60,000 of support fees were incurred and are included in formation and operating costs in the accompanying statement of operations.